Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Commitments
	Less Than 1			After
Contractual Commitments	Year	2-3 Years	4-5 Years	5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,642	$3,928	$2,854	$2,908	$12,332
Energy and Capacity Purchase Contracts (b)	177	359	368	2,494	3,398
Construction Contracts for Capital Assets (c)	187	-	-	-	187
Total	$3,006	$4,287	$3,222	$5,402	$15,917

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Appalachian Power Co [Member]
Forecasted Construction Expenditures by Registrant
Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

Contractual Commitments
	Less Than 1			After
Contractual Commitments - APCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$611,664	$711,277	$544,598	$553,315	$2,420,854
Energy and Capacity Purchase Contracts (b)	32,293	66,034	67,882	586,336	752,545
Construction Contracts for Capital Assets (c)	13,094	-	-	-	13,094
Total	$657,051	$777,311	$612,480	$1,139,651	$3,186,493

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

Pollution Control Bonds Supported by Bilateral Letters of Credit
		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Indiana Michigan Power Co [Member]
Forecasted Construction Expenditures by Registrant
Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

Contractual Commitments
	Less Than 1			After
Contractual Commitments - I&M	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$330,157	$535,223	$336,830	$447,930	$1,650,140
Energy and Capacity Purchase Contracts (b)	89,128	178,501	178,543	609,371	1,055,543
Construction Contracts for Capital Assets (c)	6,389	-	-	-	6,389
Total	$425,674	$713,724	$515,373	$1,057,301	$2,712,072

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013

Pollution Control Bonds Supported by Bilateral Letters of Credit
		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Ohio Power Co [Member]
Forecasted Construction Expenditures by Registrant
Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

Contractual Commitments
	Less Than 1			After
Contractual Commitments - OPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$1,167,631	$2,012,580	$1,542,218	$1,368,019	$6,090,448
Energy and Capacity Purchase Contracts (b)	45,009	91,997	94,290	920,573	1,151,869
Construction Contracts for Capital Assets (c)	22,407	-	-	-	22,407
Total	$1,235,047	$2,104,577	$1,636,508	$2,288,592	$7,264,724

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013

Pollution Control Bonds Supported by Bilateral Letters of Credit
		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Public Service Co of Oklahoma [Member]
Forecasted Construction Expenditures by Registrant
Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

Contractual Commitments
	Less Than 1			After
Contractual Commitments - PSO	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$119,855	$140,535	$113,035	$197,788	$571,213
Energy and Capacity Purchase Contracts (b)	69,216	141,389	145,439	528,899	884,943
Construction Contracts for Capital Assets (c)	9,554	-	-	-	9,554
Total	$198,625	$281,924	$258,474	$726,687	$1,465,710

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

Southwestern Electric Power Co [Member]
Forecasted Construction Expenditures by Registrant
Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

Contractual Commitments
	Less Than 1			After
Contractual Commitments - SWEPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$296,426	$487,711	$316,753	$340,969	$1,441,859
Energy and Capacity Purchase Contracts (b)	19,714	39,252	40,656	244,199	343,821
Construction Contracts for Capital Assets (c)	21,898	-	-	-	21,898
Total	$338,038	$526,963	$357,409	$585,168	$1,807,578

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013